Convertible Promissory Notes (Details) - CAD ($) $ in Thousands			12 Months Ended
	Oct. 31, 2023	May 31, 2022	May 31, 2024	May 31, 2023
Convertible Promissory Notes [Line Items]
Issuance accrued rate		10.00%
Gross proceeds			$ 300	$ 1,035
Divided by the aggregate number of outstanding (in Shares)			15,000,000
Convertible promissory notes				263
Convertible promissory notes			$ 300
Converted common shares (in Shares)	517,532
Investors [Member]
Convertible Promissory Notes [Line Items]
Conversion rate			80.00%
Investors [Member]
Convertible Promissory Notes [Line Items]
Gross proceeds			$ 2,000
Investors [Member] | Convertible Promissory Note [Member]
Convertible Promissory Notes [Line Items]
Convertible promissory notes				$ 1,035